UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)   (Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended June 30, 2008

Market Conditions

The first half of 2008 saw a continuation of the turmoil arising from the subprime mortgage sector that had surfaced during the latter half of 2007. The effects of the widening crisis were felt by the full range of financial institutions, and the functioning of the credit markets continued to be impaired. The declining housing market contributed to increasing pressure on state and local government budgets. Declining revenues and increased spending needs fueled investor concerns that states would be forced to continue to turn to the debt market instead of using current revenues to pay for projects.

Money market funds continued to witness steady cash inflows spurred in large part by investor flight from other markets. At the same time, money fund managers were faced with the need to reinvest proceeds from the sale of securities backed by monoline insurers that no longer met credit quality thresholds. As a result, the market struggled with excess demand that could not be met by available supply. The SIFMA Index, the benchmark for weekly variable-rate securities, moved from a yield of 3.42 percent at the end of December to 1.55 percent at the end of June, reflecting strong demand for the securities. Similarly, the Bond Buyer One Year Note Index fell 122 basis points from 2.91 percent to 1.69 percent over the course of the first half of the year.

Performance Analysis

As of June 30, 2008, Morgan Stanley Tax-Free Daily Income Trust had net assets of approximately $526 million and an average portfolio maturity of 27 days. For the six-month period ended June 30, 2008, the Fund provided a total return of 0.89 percent. For the seven-day period ended June 30, 2008, the Fund provided an effective annualized yield of 1.17 percent and a current yield of 1.17 percent, while its 30-day moving average yield for June was 1.18 percent. Past performance is no guarantee of future results.

Given the unsettling events and uncertain market conditions during the reporting period, daily and weekly variable-rate securities remained the dominant investments in the Fund’s portfolio. In the latter months of the period, however, prospects for declining short-term interest rates led us to seek opportunities to lock in attractive yields through investments in longer-term fixed-rate instruments. We selectively added to holdings in notes in the six-to-12 month range and commercial paper in the 30-to-90 day range.

Growing evidence of a softening economy called for a strong focus on credit review and analysis. We continued to maintain our ongoing efforts to protect the safety and liquidity of the Fund’s assets, taking additional steps to reduce or eliminate exposure to institutions under stress. Over the past three quarters, we have identified and eliminated any securities enhanced by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable Letter of Credit. Additionally, the Fund did not have any exposure to auction rate securities. We will also continue to monitor the implications of the slowing economy on municipal government balance sheets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 06/30/08
Variable Rate Municipal Obligations	85.7%
Tax-Exempt Commercial Paper	9.3
Municipal Notes & Bonds	5.0

MATURITY SCHEDULE as of 06/30/08
1-30 Days	86.2%
31-60 Days	5.6
61-90 Days	0.0
91-120 Days	2.6
121+ Days	5.6

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site,

http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/08 — 06/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			01/01/08 –
	01/01/08	06/30/08	06/30/08

Actual (0.89% return)	$1,000.00	$1,008.90	$3.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.83	$3.07

@	Expenses are equal to the Fund’s annualized expense ratio of 0.61% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.70%.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the Advisory and Administration Agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate was acceptable as the total expense ratio was competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

	Short-Term Variable Rate Municipal Obligations (87.5%)
	Alaska
$4,400	Alaska Housing Finance Corporation, Home Mortgage Ser 2007 A	1.51%	07/08/08	$4,400,000
	Colorado
	Colorado Educational & Cultural Facilities Authority,
5,250	Capital Christian School Ser 2007	1.55	07/08/08	5,250,000
3,000	Pueblo Serra Worship Holdings Ser 2006	1.63	07/08/08	3,000,000
3,000	Colorado Health Facilities Authority, Exempla Northwest Medical Center Ser 2002 A ROCs II-R Ser 10328CE	1.55	07/08/08	3,000,000
2,500	Colorado Springs, Utilities System Sub Lien Ser 2007 A	1.52	07/08/08	2,500,000
2,500	Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Ser 2001	1.55	07/08/08	2,500,000
	Delaware
	Delaware Economic Development Authority,
2,400	Archmere Academy Inc Ser 2006	1.50	07/08/08	2,400,000
2,950	St Andrew’s School Ser 2004	1.55	07/08/08	2,950,000
4,190	University Of Delaware, Ser 1998	1.55	07/08/08	4,190,000
	District of Columbia
2,100	District of Columbia, Public Welfare Foundation Ser 2000	1.53	07/08/08	2,100,000
	Florida
3,300	Miami-Dade County, Water & Sewer System Ser 2005 (FSA Insd)	1.70	07/08/08	3,300,000
8,600	Miami-Dade County Educational Facilities Authority, Carlos Albizu University Ser 2000	1.60	07/08/08	8,600,000
	Georgia
3,275	Columbus Development Authority, Foundation Properties Inc Student Housing & Academic Facilities Ser 2006	1.70	07/08/08	3,275,000
1,338	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	1.55	07/08/08	1,338,000
10,275	Gwinnett County Hospital Authority, Gwinnett Hospital System Inc Ser 2008 B	1.50	07/08/08	10,275,000
5,200	Savannah Economic Development Authority, Savannah Country Day School Ser 2007	1.61	07/08/08	5,200,000
	Hawaii
4,920	Hawaii, ROCs II-R Ser 6012 (MBIA Insd)	1.81	07/08/08	4,920,000
	Illinois
5,100	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension Ser 2002 A (FSA Insd)	1.90	07/08/08	5,100,000
	Chicago,
15,000	Refg Ser 2005 D (FSA Insd)	1.55	07/08/08	15,000,000
5,000	Refg Ser 2008 A Eagle #20080016 Class A	1.53	07/08/08	5,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

$3,100	Cook County, Ser 2002 B	1.53%	07/08/08	$3,100,000
	Illinois Development Finance Authority,
4,900	Museum of Contemporary Art Ser 1994	1.55	07/08/08	4,900,000
3,400	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	1.55	07/08/08	3,400,000
	Illinois Finance Authority,
4,500	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	1.62	07/08/08	4,500,000
2,000	Dominican University Ser 2006	1.55	07/08/08	2,000,000
3,400	Resurrection Health Care System Ser 2005 B	2.87	07/01/08	3,400,000
4,000	Village of Oak Park Residence Ser 2006	1.55	07/08/08	4,000,000
	Illinois Toll Highway Authority,
3,650	Refg 1993 Ser B (MBIA Insd)	3.50	07/08/08	3,650,000
5,600	Toll Highway Senior Priority Ser 2007 A-1	1.70	07/08/08	5,600,000
	Iowa
	Iowa Finance Authority,
2,335	CHF-Des Moines LLC Ser 2007 A	1.64	07/08/08	2,335,000
2,300	Iowa Health System Ser 2005 A-3 (AGC Insd)	1.60	07/08/08	2,300,000
	Indiana
10,000	Indiana Finance Authority, Ascension Health Ser 2008 E-2	1.49	07/08/08	10,000,000
3,500	Indianapolis Local Public Improvement Bond Bank, Ser 2002 A PUTTERS Ser 2787 (MBIA Insd)	2.05	07/08/08	3,500,000
	Kansas
1,400	Kansas Department of Transportation, Highway Ser 2004 C-3	1.52	07/08/08	1,400,000
	Kentucky
9,500	Boyle County, Ephraim McDowell Health Ser 2006	1.54	07/08/08	9,500,000
	Kentucky Public Energy Authority Inc,
3,900	Gas Supply Senior Ser 2007 A-2	1.40	07/08/08	3,900,000
3,100	Gas Supply Ser 2006 A	2.51	07/01/08	3,100,000
	Louisiana
11,520	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge Ser 2007 A	1.60	07/08/08	11,520,000
2,107	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	1.60	07/08/08	2,107,000
	Maryland
2,900	Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives Ser 1997 B	1.60	07/08/08	2,900,000
	Massachusetts
12,650	Massachusetts Development Finance Agency, Cushing Academy Ser 2004	1.57	07/08/08	12,650,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

$2,000	Massachusetts Health & Educational Facilities Authority, Northeastern University Ser T-1	2.25%	05/20/09	$2,000,000
5,300	Massachusetts Water Resources Authority, Gen Sub Ser 2008 C	1.53	07/08/08	5,300,000
	Michigan
3,000	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	1.70	07/08/08	3,000,000
7,500	Michigan Hospital Finance Authority, Healthcare Equipment Loan Program Ser C	1.61	07/08/08	7,500,000
	Minnesota
7,450	St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	1.50	07/08/08	7,450,000
	Mississippi
5,100	Perry County, Leaf River Forest Products Inc Ser 2002	1.70	07/08/08	5,100,000
	Nebraska
	American Public Energy Agency
1,213	Gas Supply Ser 2005 A	1.40	07/08/08	1,213,000
7,200	National Public Gas Agency 2003 Ser A	1.40	07/08/08	7,200,000
	New York
5,950	Austin Trust, New York City Fiscal 2002 Ser D Custody Receipts Ser 2008-1064	1.57	07/08/08	5,950,000
2,000	New York, Fiscal 2008 Subser D-3	1.05	07/08/08	2,000,000
	Triborough Bridge & Tunnel Authority,
3,400	Ser 2005 B-1	1.44	07/08/08	3,400,000
1,800	Sub Ser 2000 CD (FSA Insd)	1.40	07/08/08	1,800,000
	North Carolina
6,400	Charlotte, Transit Phase II Ser 2005 F COPs	1.60	07/08/08	6,400,000
6,000	North Carolina Capital Facilities Finance Agency, High Point University Ser 2007	1.61	07/08/08	6,000,000
	North Carolina Medical Care Commission,
5,300	CaroMont Health Ser 2008 (AGC Insd)	1.30	07/08/08	5,300,000
8,280	United Church Homes & Services Ser 2007	1.61	07/08/08	8,280,000
5,000	Piedmont Triad Airport Authority, Ser 2008 A	1.55	07/08/08	5,000,000
	Ohio
3,530	Columbus, Sewer Ser 2008 B	1.36	07/08/08	3,530,000
11,465	East Liverpool, East Liverpool City Hospital Ser 2006	1.65	07/08/08	11,465,000
	Oklahoma
16,075	Oklahoma Turnpike Authority, Second Senior Ser 2006 B & C	1.35	07/08/08	16,075,000
	Oregon
2,400	Portland, Sewer System Second Lien Ser 2008 B ROCs II-R Ser 11398 (FSA Insd)	1.60	07/08/08	2,400,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

	Pennsylvania
$7,000	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2002 & 2005	1.64%	07/08/08	$7,000,000
11,850	Bucks County Industrial Development Authority, Pennswood Village Ser 2007 A	1.63	07/08/08	11,850,000
8,780	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	1.54	07/08/08	8,780,000
1,500	Emmaus General Authority, Loan Program Ser 2000 A (FSA Insd)	1.70	07/08/08	1,500,000
9,000	Pennsylvania Higher Educational Facilities Authority, Indiana University of Pennsylvania Student Housing Ser 2008	1.50	07/08/08	9,000,000
6,800	Pennsylvania Turnpike Commission, 2002 Ser A-2	1.55	07/08/08	6,800,000
1,545	Washington County Authority, Girard Estate Ser 1999	1.50	07/08/08	1,545,000
	South Carolina
5,000	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	1.61	07/08/08	5,000,000
5,900	South Carolina Jobs – Economic Development Authority, Oconee Memorial Hospital Ser 2006 B	1.58	07/08/08	5,900,000
	Tennessee
5,900	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	1.53	07/08/08	5,900,000
3,800	Jackson Energy Authority, Gas System Ser 2002 (FSA Insd)	1.50	07/08/08	3,800,000
7,275	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Ser 2007 A	1.55	07/08/08	7,275,000
8,225	Tennergy Corporation, Gas Ser 2006 B PUTTERs Ser 1260B	1.60	07/08/08	8,225,000
	Texas
2,800	Denton Independent School District, Ser 1996 B	3.75	08/15/08	2,800,000
11,500	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	1.60	07/08/08	11,500,000
3,100	Harris County Health Facilities Development Corporation, Methodist Hospital System Ser 2006 A	1.48	07/08/08	3,100,000
5,300	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	1.55	07/08/08	5,300,000
2,610	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	1.10	08/15/08	2,610,000
4,000	Northside Independent School District, Ser 2006 A	3.75	08/01/08	4,000,000
6,000	Texas Municipal Gas Acquisition & Supply Corp II, Ser 2007 B ROCs II-R Ser 10014	1.62	7/8/2008	6,000,000
1,600	Texas Transportation Commission, Mobility Fund Ser 2008 PUTTERs Ser 2510	1.60	7/8/2008	1,600,000
	Washington
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	1.60	07/08/08	4,800,000
12,000	Washington Health Care Facilities Authority, Swedish Health Services Ser 2006	1.66	07/08/08	12,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE

$6,000	Washington Higher Education Facilities Authority, University of Puget Sound Ser 2006 B	1.62%	07/08/08	$6,000,000
3,100	Washington State, Ser VR-96B	1.20	07/08/08	3,100,000
	Wisconsin
1,240	Rhinelander, YMCA of the Northwoods Ser 2006	1.70	07/08/08	1,240,000
	Wyoming
3,005	Sweetwater County, Memorial Hospital Ser 2006 A	1.53	07/08/08	3,005,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $460,053,000)			460,053,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	Tax-Exempt Commercial Paper (9.5%)
	Florida
$3,000	Hillsborough County, Ser 2002 A	1.7%	03/19/09	1.70%	3,000,000
	Illinois
2,000	Illinois Development Finance Authority, Loyola University Ser 2008	1.75	01/06/09	1.75	2,000,000
4,000	Illinois Educational Facilities Authority, Pooled Ser 1995	1.65	08/07/08	1.65	4,000,000
	Kentucky
2,000	Kentucky Asset Liability Commission, 2005 General Fund Second Ser A-1	1.65	10/08/08	1.65	2,000,000
	Massachusetts
2,470	Massachusetts Health & Educational Facilities Authority, Harvard University Ser EE	1.80	02/05/09	1.80	2,470,000
	Michigan
3,090	Michigan, Multi-Modal School Loan Ser 2005 C	3.50	10/28/08	3.50	3,090,000
	Texas
7,500	Dallas Area Rapid Transit, Senior Sub Lien Ser 2001	1.70	07/23/08	1.70	7,500,000
6,500	Dallas Area Rapid Transit, Senior Sub Lien Ser 2001	3.45	07/23/08	3.45	6,500,000
2,558	Harris County, Ser A-1	1.65	08/07/08	1.65	2,558,000
12,000	Harris County Metropolitan Transit Authority, Sales & Use Tax Ser A	1.45	08/01/08	1.45	12,000,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE

$5,000	Houston, Ser D	1.70%	10/07/08	1.70%	$5,000,000

	Total Tax-Exempt Commercial Papers (Cost $50,118,000)				50,118,000

	Short-Term Municipal Notes and Bonds (5.1%)
	Georgia
5,000	Fulton County, Ser 2008 TANs, dtd 06/19/08	2.50	12/31/08	1.602	5,022,288
	Idaho
2,000	Idaho, Ser 2008 TANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.72	2,025,080
	Indiana
1,000	Indianapolis Local Public Improvement Bond Bank, Ser 2008 A-1 Notes, dtd 06/26/08	2.25	10/01/08	1.822	1,001,072
1,000	Indianapolis Local Public Improvement Bond Bank, Ser 2008 B-1 Notes, dtd 06/26/08	2.25	10/01/08	1.822	1,001,072
	Massachusetts
2,000	Pioneer Valley Transit Authority, Ser 2007 RANs, dtd 08/03/07	4.25	08/01/08	4.10	2,000,244
4,675	Pioneer Valley Transit Authority, Ser 2008 RANs, dtd 03/19/08	5.00	02/27/09	3.30	4,725,484
1,000	Worcester Regional Transit Authority, Ser 2008 RANs, dtd 06/27/08	3.25	06/26/09	2.75	1,004,797
	Michigan
2,000	Michigan, Fiscal 2008 Ser A, dtd 12/20/2007	4.00	09/30/08	2.93	2,005,192
	Missouri
1,000	St Louis, General Fund Ser 2008 TRANs, dtd 07/01/08 (WI)	3.25	06/30/09	1.77	1,014,500
	Oregon
2,000	Oregon, Ser 2008 A TANs, dtd 07/01/08 (WI)	3.00	06/30/09	1.701	2,025,480
	Washington
1,975	King County, Ser 2007 BANs, dtd 11/01/07	4.25	10/30/08	3.42	1,980,252
	Wisconsin
3,000	Wisconsin, Operating Notes Ser 2008, dtd 07/01/08 (WI)	3.00	06/15/09	1.697	3,036,750

	Total Short-Term Municipal Notes and Bonds (Cost $26,842,211)				26,842,211

	Total Investments (Cost $537,013,211) (c) (d)			102.1%	537,013,211
	Liabilities in Excess of Other Assets			(2.1)	(10,938,462)

	Net Assets			100.0%	$526,074,749

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments - June 30, 2008 (unaudited) continued

BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
(a)	Rate shown is the rate in effect at June 30, 2008.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Securities have been designated as collateral in an amount equal to $8,101,810 in connection with the purchase of when-issued securities.
(d)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $537,013,211)	$537,013,211
Cash	54,935
Interest receivable	1,282,849
Prepaid expenses and other assets	57,357

Total Assets	538,408,352

Liabilities:
Payable for:
Investments purchased	8,101,810
Shares of beneficial interest redeemed	3,884,650
Investment advisory fee	163,405
Distribution fee	44,437
Administration fee	22,219
Accrued expenses and other payables	117,082

Total Liabilities	12,333,603

Net Assets	$526,074,749

Composition of Net Assets:
Paid-in-capital	$526,013,202
Accumulated undistributed net investment income	36,792
Accumulated undistributed net realized gain	24,755

Net Assets	$526,074,749

Net Asset Value Per Share
526,038,485 shares outstanding
(unlimited shares authorized of $.01 par value)	$1.00

Statement of Operations
For the six months ended June 30, 2008 (unaudited)

Net Investment Income:

Income
Interest	$5,504,964
Dividends from affiliate	7,354

Total Income	5,512,318

Expenses
Investment advisory fee	1,050,207
Distribution fee	230,722
Administration fee	117,006
Transfer agent fees and expenses	115,875
Registration fees	31,015
Shareholder reports and notices	24,571
Professional fees	22,413
Custodian fees	21,086
Trustees’ fees and expenses	7,955
Other	20,903

Total Expenses	1,641,753

Less: amounts waived	(216,385)
Less: expense offset	(20,810)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(483)

Net Expenses	1,404,075

Net Investment Income	4,108,243
Net Realized Gain	27,431

Net Increase	$4,135,674

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Financial Statements, continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$4,108,243	$13,111,960
Net realized gain (loss)	27,431	(2,569)

Net Increase	4,135,674	13,109,391
Dividends to shareholders from net investment income	(4,107,187)	(13,111,814)
Net increase from transactions in shares of beneficial interest	97,871,798	30,388,942

Net Increase	97,900,285	30,386,519
Net Assets:
Beginning of period	428,174,464	397,787,945

End of Period (Including accumulated undistributed net investment income of $36,792 and $35,736, respectively)	$526,074,749	$428,174,464

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Tax-Free Daily Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act .

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on June 27, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has voluntarily agreed to cap the Fund’s operating expenses by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such expenses exceed 0.60% of the average daily net assets of the Fund on a annualized basis. Such voluntary waivers may be terminated at any time without notice.

3. Shareholder Service Plan
Pursuant to a Shareholder Service Plan (the “Plan”), the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

fiscal year. For the six months ended June 30, 2008, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. For the six months ended June 30, 2008, advisory fees paid were reduced by $483 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $7,354 for the six months ended June 30, 2008. For the six months ended June 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class aggregated $12,000,000 and $12,000,000 respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2008 aggregated $607,079,508 and $500,036,432, respectively. Included in the aforementioned transactions are sales of $47,300,000 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,952. At June 30, 2008, the Fund had an accrued pension liability of $59,141, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
	(unaudited)

Shares sold	688,692,820	1,249,658,054
Shares issued in reinvestment of dividends	4,076,666	13,095,425

	692,769,486	1,262,753,479
Shares redeemed	(594,897,688)	(1,232,364,537)

Net increase in shares outstanding	97,871,798	30,388,942

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are

Morgan Stanley Tax-Free Daily Income Trust
Notes to Financial Statements - June 30, 2008 (unaudited) continued

used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT JUNE 30, 2008 USING
		QUOTED PRICES	SIGNIFICANT
		IN ACTIVE	OTHER	SIGNIFICANT
		MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$537,013,211	—	$537,013,211	—

8. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit- risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

Morgan Stanley Tax-Free Daily Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,
	JUNE 30, 2008		2007		2006		2005		2004		2003
	(unaudited)
Selected Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.009		0.031		0.029		0.018		0.006		0.004

Less dividends from net investment income	(0.009)		(0.031)		(0.029)		(0.018)		(0.006)		(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.89%	(1)	3.16%		2.90%		1.86%		0.60%		0.37%

Ratios to Average Net Assets:
Total expenses (before expense offset)	0.61%(2	)(3)(4)(5)	0.61	%(4)(5)	0.61	%(4)(5)	0.61	%(4)(5)	0.64	%(4)(5)	0.68%

Net investment income	1.75%(2	)(3)(4)(5)	3.10	%(4)(5)	2.85	%(4)(5)	1.82	%(4)(5)	0.58	%(4)(5)	0.37%

Supplemental Data:
Net assets, end of period, in thousands	$526,075		$428,174		$397,788		$380,423		$440,271		$506,399

(1)	Not annualized.
(2)	Annualized.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of it net assets had an effect of less than 0.005%.
(4)	Does not reflect the effect of expense offset of 0.01%.
(5)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED:	RATIO	INCOME RATIO
June 30, 2008	0.70%	1.66%
December 31, 2007	0.73	2.98
December 31, 2006	0.72	2.74
December 31, 2005	0.71	1.72
December 31, 2004	0.71	0.51

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT Morgan Stanley Tax-Free Daily Income Trust

DSTSAN
IU08-04319P-Y06/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Free Daily Income Trust
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2008

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